FAIR VALUE MEASUREMENTS (Schedule of Liability contingent consideration) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
The Door [Member]
Restructuring Cost and Reserve [Line Items]
Contingent liabilities	$ 2,381,869	$ 370,000
Motion Picture
Restructuring Cost and Reserve [Line Items]
Contingent liabilities	710,000	160,000
B H I [Member]
Restructuring Cost and Reserve [Line Items]
Contingent liabilities	$ 1,192,352